Restricted net assets (Details) - PRC - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Restricted net assets
Minimum required percentage of statutory reserves		10.00%
Percentage of statutory reserves to respective registered capital		50.00%
Statutory reserves	$ 0
Restricted amount by subsidiaries	$ 155,858,000	$ 205,858,000